NOTE 3 - ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE	3 Months Ended
Sep. 30, 2012
Receivables [Abstract]
NOTE 3 - ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE

Accounts Receivable and Management and Other Fees Receivable

Receivables, net is comprised of the following at September 30, 2012:

(000’s Omitted)

	Gross Receivable	Allowance for doubtful accounts	Net
Receivables from equipment sales and service contracts	$6,763	$1,853	$4,910
Receivables from equipment sales and service contracts - related party	$90	—	$90
Management and other fees receivables	$11,915	$7,633	$4,282
Management and other fees receivables from related medical practices ("PC’s")	$2,112	$403	$1,709

The Company's customers are concentrated in the healthcare industry.

The Company's receivables from the related and non-related professional corporations (PC's) substantially consists of fees outstanding under management agreements. Payment of the outstanding fees is dependent on collection by the PC's of fees from third party medical reimbursement organizations, principally insurance companies and health management organizations.

Payment of the management fee receivables from the PC’s may be impaired by the inability of the PC’s to collect in a timely manner their medical fees from the third party payors, particularly insurance carriers covering automobile no-fault and workers compensation claims due to longer payment cycles and rigorous informational requirements and certain other disallowed claims. Approximately 38% and 55% of the PCs’ net revenues for the three months ended September 30, 2012 and 2011, respectively, were derived from no-fault and personal injury protection claims. The Company considers the aging of its accounts receivable in determining the amount of allowance for doubtful accounts. The Company generally takes all legally available steps to collect its receivables. Credit losses associated with the receivables are provided for in the condensed consolidated financial statements and have historically been within management's expectations.

Net revenues from management and other fees charged to the related PCs accounted for approximately 20.7% and 16.4% of the consolidated net revenues for the three months ended September 30, 2012 and 2011, respectively.

Tallahassee Magnetic Resonance Imaging, PA, Stand Up MRI of Boca Raton, PA and Stand Up MRI & Diagnostic Center, PA (all related medical practices) entered into a guaranty agreement, pursuant to which they cross guaranteed all management fees which are payable to the Company, which have arisen under each individual management agreement.